Schedule of Goodwill Reportable Segments (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	$ 26,999,726	$ 27,001,383
Remittance Services Expense [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	12,919,935	12,921,592
Sales of Airtime [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	$ 14,079,791	$ 14,079,791